Segment Information (Details) - Schedule of revenue and operating results by segments - Continuing Operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Segment Reporting Information [Line Items]
Revenue	¥ 1,713,965	¥ 1,401,780	¥ 1,476,347
Costs of revenue	(1,237,306)	(1,180,263)	(1,059,537)
Segment profit	476,659	221,517	416,810
Overseas Schools [Member]
Segment Reporting Information [Line Items]
Revenue	652,773	502,607	835,927
Costs of revenue	(574,744)	(513,871)	(588,840)
Segment profit	78,029	(11,264)	247,087
Complementary Education Services [Member]
Segment Reporting Information [Line Items]
Revenue	636,615	625,640	540,387
Costs of revenue	(373,753)	(382,548)	(338,363)
Segment profit	262,862	243,092	202,024
Domestic Kindergartens & K-12 Operation Services [Member]
Segment Reporting Information [Line Items]
Revenue	424,577	273,533	100,033
Costs of revenue	(288,809)	(283,844)	(132,334)
Segment profit	¥ 135,768	¥ (10,311)	¥ (32,301)